Schedule of Warrants Outstanding (Q3) (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Exercise Price	$ 39.03
Warrant One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Issue Date	Dec. 17, 2021	Dec. 17, 2021
Warrants, Exercise Price	$ 14.99	$ 14.99
Warrants, Expiration Date	Dec. 15, 2026	Dec. 15, 2026
Number of Shares Underlying Warrants, Outstanding Total	36,538	36,538
Number of Shares Underlying Warrants, Exercisable Total	36,538	36,538
Warrant Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Issue Date	Dec. 17, 2021	Dec. 17, 2021
Warrants, Exercise Price	$ 13.99	$ 13.99
Warrants, Expiration Date	Dec. 17, 2026	Dec. 17, 2026
Number of Shares Underlying Warrants, Outstanding Total	281,047	281,047
Number of Shares Underlying Warrants, Exercisable Total	281,047	281,047
Warrant Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Issue Date	Feb. 16, 2021	Feb. 16, 2021
Warrants, Exercise Price	$ 49.99	$ 49.99
Warrants, Expiration Date	Feb. 11, 2026	Feb. 11, 2026
Number of Shares Underlying Warrants, Outstanding Total	65,003	65,003
Number of Shares Underlying Warrants, Exercisable Total	65,003	65,003
Warrant Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Issue Date	Aug. 07, 2020	Aug. 07, 2020
Warrants, Exercise Price	$ 35.99	$ 35.99
Warrants, Expiration Date	Jul. 14, 2025	Jul. 14, 2025
Number of Shares Underlying Warrants, Outstanding Total	90,743	90,743
Number of Shares Underlying Warrants, Exercisable Total	90,743	90,743
Warrant Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Issue Date	Aug. 07, 2020	Aug. 07, 2020
Warrants, Exercise Price	$ 44.99	$ 44.99
Warrants, Expiration Date	Jul. 14, 2025	Jul. 14, 2025
Number of Shares Underlying Warrants, Outstanding Total	10,939	10,939
Number of Shares Underlying Warrants, Exercisable Total	10,939	10,939
Warrant Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Issue Date	Jul. 23, 2020	Jul. 23, 2020
Warrants, Exercise Price	$ 35.99	$ 35.99
Warrants, Expiration Date	Jul. 14, 2025	Jul. 14, 2025
Number of Shares Underlying Warrants, Outstanding Total	77,502	77,502
Number of Shares Underlying Warrants, Exercisable Total	77,502	77,502
Warrant Seven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Issue Date	Jul. 13, 2020	Jul. 13, 2020
Warrants, Exercise Price	$ 44.99	$ 44.99
Warrants, Expiration Date	Jul. 14, 2025	Jul. 14, 2025
Number of Shares Underlying Warrants, Outstanding Total	21,846	21,846
Number of Shares Underlying Warrants, Exercisable Total	21,846	21,846
Warrant Eight [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Issue Date	Jul. 13, 2020	Jul. 13, 2020
Warrants, Exercise Price	$ 35.99	$ 35.99
Warrants, Expiration Date	Jul. 14, 2025	Jul. 14, 2025
Number of Shares Underlying Warrants, Outstanding Total	334,800	334,800
Number of Shares Underlying Warrants, Exercisable Total	334,800	334,800
Warrant Nine [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Issue Date	Jun. 15, 2015	Apr. 08, 2019
Warrants, Exercise Price	$ 1,509.99	$ 26.99
Warrants, Expiration Date		Apr. 08, 2024
Number of Shares Underlying Warrants, Outstanding Total	15,955	65,907
Number of Shares Underlying Warrants, Exercisable Total		65,907
Warrants, Expiration Date, Description	Five years after milestone achievement
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Underlying Warrants, Outstanding Total	934,373	1,161,493
Number of Shares Underlying Warrants, Exercisable Total	918,418	1,145,538